Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income	$ 964,942	$ 792,455	$ 1,963,469	$ (3,647,353)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization expense	433,417	426,224	869,407	282,795
Non-cash lease expense	85,628	51,831	117,824	124,542
Impairment loss on goodwill				5,594,692
Loss from conversion of related party loan				199,030
Changes in operating assets and liabilities
Accounts receivable	(185,856)	1,302,508	(124,843)	(2,311,261)
Inventories	(64,826)	9,751	66,424	(28,659)
Prepayments and other current assets	(385,553)	(2,185,049)	(1,755,603)	(74,427)
Due from related party	25,887		356,225
Deposits paid	(583,325)	(995,723)	(1,591,577)	(635,902)
Accounts payable	(37,455)	(50,152)	(18,632)	199,520
Due to related parties	(122,702)		118,009
Customer advances	(110,633)	109,032	(210,259)	549,051
Accrued liabilities	56,060	121,960	189,812	740,652
Income tax payable	19,354	(210,758)	(300,140)	298,039
Operating lease obligations	(77,497)	(61,546)	(137,258)	(54,454)
Net cash provided by (used in) operating activities	17,441	(689,467)	(457,142)	1,236,265
Cash flows from investing activities
Purchase of intangible assets		(23,486)	(28,008)
Advance to related parties		(2,876,774)		(936,192)
Proceeds from acquisition of subsidiary				7,672
Repayment of advance to related parties		3,539,350	614,275	46,388
Purchase of property and equipment		(57,442)	(117,077)	(65,899)
Purchase of intangible asset
Net cash provided by investing activities		581,648	469,190	(948,031)
Cash flows from financing activities
Borrowings from bank loans	10,352
Borrowings from and repayments to revolving credit lines, net	148,606	(22,925)
Repayments to related parties	(154,510)	(1,529,556)	(684,784)	(920,457)
Repayments to a third party	(66,379)		(49,817)
Borrowings from related parties		1,836,071	464,958	571,453
Repayments to bank loans	(11,763)
Borrowings from a third party	24,154			108,721
Proceeds from bank borrowings, net			77,609	131,915
Net cash provided by (used in) financing activities	(49,540)	283,590	(192,034)	(108,368)
Effect of exchange rate changes on cash and cash equivalents	(5,738)	(5,208)	53,312	31,834
Net changes in cash and cash equivalents	(37,837)	170,563	(126,674)	211,700
Cash and cash equivalents–beginning of the period	123,163	249,837	249,837	38,137
Cash and cash equivalents–end of the period	85,326	420,400	123,163	249,837
Supplementary cash flow information:
Interest paid	10,191	9,487	17,816	14,325
Income taxes paid	86,546	446,755	444,376
Non-cash investing and financing activities
Expenses paid by related parties on behalf of the Company	38,627	293,862	344,218	498,549
Remeasurement of operating lease obligation and right-of-use asset due to lease termination		40,885	41,010
Operating lease right-of-use assets obtained in exchange for operating lease obligations		$ 281,058	319,092	256,804
Shares issued for acquisition of subsidiary				9,773,989
Related party loan settled with issuance of shares				$ 769,119